Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
MDC Partners Inc., 7.50%, 05/01/24 (Call 03/01/21)(a)(b)(c)	$150	$153,064
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 02/16/21)	75	75,780
		228,844
Aerospace & Defense — 2.6%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	240	263,978
TransDigm Inc., 6.50%, 07/15/24 (Call 02/14/21)	175	178,091
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/01/21)(a)	105	103,761
8.88%, 06/01/24 (Call 02/01/23)(a)	138	151,928
		697,758
Airlines — 0.9%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	175	171,980
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	60	59,194
		231,174
Apparel — 1.0%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	180	190,050
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	85	89,889
		279,939
Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	130	133,905
3.81%, 01/09/24 (Call 11/09/23)	180	186,016
4.06%, 11/01/24 (Call 10/01/24)(b)	245	255,155
5.58%, 03/18/24 (Call 02/18/24)	230	248,529
		823,605
Auto Parts & Equipment — 0.6%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)(b)	50	57,931
Dana Inc., 5.50%, 12/15/24 (Call 03/01/21)	85	86,733
Meritor Inc., 6.25%, 02/15/24 (Call 03/01/21)	10	10,134
		154,798
Banks — 2.3%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	95	104,264
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 03/01/21)(a)	80	83,136
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	400	435,296
		622,696
Biotechnology — 0.2%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 02/16/21)	60	61,188

Building Materials — 0.3%
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/01/21)	70	71,852
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/01/21)	12	12,342
		84,194
Chemicals — 2.6%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 03/01/21)(a)	90	81,638
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 03/01/21)(a)	100	101,672
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)(b)	55	57,522
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	125	129,569
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 03/01/21)(a)	95	85,908
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	185	175,371
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	55	59,652
		691,332
Coal — 0.3%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 03/01/21)(a)	70	72,942
Security	Par (000)	Value

Commercial Services — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 04/01/24 (Call 03/01/21)(a)	$80	$81,176
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	90	97,917
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	65	70,658
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	145	154,417
		404,168
Computers — 2.4%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 02/16/21)(a)	315	326,885
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 03/01/21)(b)	80	81,572
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	50	53,095
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	100	107,891
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 03/01/21)(a)	60	62,652
		632,095
Cosmetics & Personal Care — 0.4%
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)	100	105,589

Distribution & Wholesale — 0.8%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 03/01/21)(a)(d)	55	56,171
Performance Food Group Inc., 5.50%, 06/01/24 (Call 02/08/21)(a)	70	70,441
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	104	99,528
		226,140
Diversified Financial Services — 4.4%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	60	54,204
Enova International Inc., 8.50%, 09/01/24 (Call 03/01/21)(a)	50	49,120
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	85	90,038
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	355	318,222
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	110	114,982
Navient Corp.
5.88%, 10/25/24	95	100,931
6.13%, 03/25/24	170	181,142
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	255	278,720
		1,187,359
Electric — 0.6%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	140	148,369
4.25%, 09/15/24 (Call 07/15/24)(a)	5	5,335
		153,704
Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 5.38%, 06/15/24 (Call 03/01/21)	70	71,897

Electronics — 0.7%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	95	109,477
Sensata Technologies BV, 5.63%, 11/01/24(a)	75	83,550
		193,027
Engineering & Construction — 1.0%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	155	172,980
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	100	99,695
		272,675
Entertainment — 3.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 03/01/21)(b)	85	85,046

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	$85	$95,572
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(a)	50	46,317
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 03/01/21)(a)(b)	75	78,001
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/01/21)(a)	95	96,932
6.38%, 02/01/24 (Call 03/01/21)(a)	110	113,090
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 02/03/21)(a)	115	115,964
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 03/01/21)(a)	200	198,656
		829,578
Environmental Control — 0.5%
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	120	124,746

Food — 1.9%
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	165	171,747
Simmons Foods Inc.
5.75%, 11/01/24 (Call 03/01/21)(a)(b)	110	113,164
7.75%, 01/15/24 (Call 03/01/21)(a)	50	52,149
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 03/01/21)(a)	90	91,732
U.S. Foods Inc., 5.88%, 06/15/24 (Call 02/04/21)(a)	90	91,338
		520,130
Forest Products & Paper — 0.1%
Mercer International Inc., 6.50%, 02/01/24 (Call 02/13/21)	40	40,692

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	130	142,895

Health Care - Services — 4.3%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 03/01/21)	80	81,579
CHS/Community Health Systems Inc.
8.13%, 06/30/24 (Call 06/30/21)(a)	260	273,619
8.63%, 01/15/24 (Call 02/11/21)(a)	200	208,844
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	75	82,688
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/01/21)	370	376,479
4.63%, 09/01/24 (Call 09/01/21)(a)	125	128,815
		1,152,024
Holding Companies - Diversified — 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	210	221,802
6.75%, 02/01/24 (Call 03/01/21)	95	96,956
Stena AB, 7.00%, 02/01/24(a)	80	77,695
Stena International SA, 5.75%, 03/01/24(a)	100	99,526
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	110	113,211
		609,190
Home Builders — 1.7%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	70	73,538
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	60	66,157
5.88%, 11/15/24 (Call 05/15/24)	35	40,433
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)(b)	50	55,049
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	70	75,683
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)(b)	50	55,413

Security	Par (000)	Value

Home Builders (continued)
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	$85	$93,051
		459,324
Household Products & Wares — 0.9%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 03/01/21)(a)(b)	75	77,011
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(a)	120	122,410
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 03/01/21)	50	51,114
		250,535
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 03/01/21)(a)	185	192,873
Genworth Holdings Inc., 4.80%, 02/15/24(b)	75	70,258
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	85	89,434
		352,565
Internet — 0.4%
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	20	20,544
Netflix Inc., 5.75%, 03/01/24	80	90,993
		111,537
Iron & Steel — 1.1%
ArcelorMittal SA, 3.60%, 07/16/24	145	155,668
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 03/01/21)(a)	85	86,859
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	60	64,031
		306,558
Leisure Time — 1.0%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	115	102,694
12.25%, 05/15/24 (Call 02/15/24)(a)	135	157,021
		259,715
Lodging — 2.5%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	70	61,586
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 03/01/21)(a)	120	123,612
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	55	57,509
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)	100	102,910
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	125	133,346
Wyndham Destinations Inc., 5.65%, 04/01/24 (Call 02/01/24)	55	58,512
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 02/08/21)(a)	125	125,974
		663,449
Machinery — 1.2%
Colfax Corp., 6.00%, 02/15/24 (Call 03/01/21)(a)	120	124,129
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 03/01/21)(a)	110	114,816
Welbilt Inc., 9.50%, 02/15/24 (Call 03/01/21)(b)	85	87,559
		326,504
Manufacturing — 1.4%
Bombardier Inc., 7.50%, 12/01/24 (Call 03/01/21)(a)	200	192,696
FXI Holdings Inc., 7.88%, 11/01/24 (Call 03/01/21)(a)	100	101,510
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	80	84,293
		378,499
Media — 7.4%
AMC Networks Inc., 5.00%, 04/01/24 (Call 03/01/21)	195	198,151
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/01/21)(a)	120	117,859
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 03/01/21)	374	389,005
CSC Holdings LLC, 5.25%, 06/01/24	145	156,339
DISH DBS Corp., 5.88%, 11/15/24	405	419,628

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Entercom Media Corp., 7.25%, 11/01/24 (Call 03/01/21)(a)(b)	$80	$81,514
McGraw Hill LLC / McGraw-Hill Global Education Finance Inc., 8.00%, 11/30/24 (Call 03/01/21)(a)	135	134,653
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global
Education Finance, 7.88%, 05/15/24 (Call 03/01/21)(a)(e)	35	33,950
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	290	299,811
TEGNA Inc., 5.50%, 09/15/24 (Call 03/01/21)(a)(b)	11	11,220
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	120	132,004
		1,974,134
Mining — 2.3%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 03/01/21)(a).	150	155,611
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(b)	50	52,014
Constellium SE, 5.75%, 05/15/24 (Call 03/01/21)(a)	100	101,599
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	145	157,606
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	145	159,149
		625,979
Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	115	127,026
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	75	77,168
Xerox Corp., 3.80%, 05/15/24(b)	60	62,661
		266,855
Oil & Gas — 7.1%
Baytex Energy Corp., 5.63%, 06/01/24 (Call 03/01/21)(a)	80	67,784
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	195	199,914
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	100	70,409
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	100	100,976
MEG Energy Corp., 7.00%, 03/31/24 (Call 02/18/21)(a)	90	91,218
Murphy Oil Corp., 6.88%, 08/15/24 (Call 03/01/21)	110	106,953
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	605	586,935
6.95%, 07/01/24	115	125,137
Ovintiv Exploration Inc., 5.63%, 07/01/24	195	211,930
PDC Energy Inc., 6.13%, 09/15/24 (Call 03/01/21)	80	81,598
Precision Drilling Corp., 5.25%, 11/15/24 (Call 02/16/21)	55	51,154
SM Energy Co., 5.00%, 01/15/24 (Call 03/01/21)	65	60,415
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	69	61,471
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	70	77,941
		1,893,835
Oil & Gas Services — 1.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	95	89,589
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 03/01/21)(a)	75	72,888
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 03/01/21)(a)	90	84,160
Weatherford International Ltd., 8.75%, 09/01/24 (Call 08/28/21)(a)(b)	95	97,912
		344,549
Packaging & Containers — 1.9%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	55	58,399
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 03/01/21)(a)	290	293,610
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	85	94,042
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	70	74,262
		520,313
	Par
Security	(000)	Value

Pharmaceuticals — 1.8%

Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 03/01/21)(a)	$395	$403,852
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 03/01/21)(a)	80	80,693
		484,545
Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 02/16/21)	130	130,357
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	55	56,417
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	100	98,894
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	100	101,202
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 03/01/21)(b)	70	65,917
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	100	99,977
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 03/01/21)(a)	68	69,182
		621,946
Real Estate — 0.8%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/01/21)(b)	220	223,417

Real Estate Investment Trusts — 4.4%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	50	51,454
GEO Group Inc. (The), 5.88%, 10/15/24 (Call 03/01/21)(b)	50	37,750
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	95	98,563
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	150	153,708
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	235	252,298
SBA Communications Corp., 4.88%, 09/01/24 (Call 03/01/21)	215	220,704
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	165	162,048
4.65%, 03/15/24 (Call 09/15/23)	70	69,473
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 03/01/21)(a)(b)	120	123,714
		1,169,712
Retail — 3.5%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 03/01/21)(a)	154	156,692
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	55	55,560
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	70	73,032
Golden Nugget Inc., 6.75%, 10/15/24 (Call 03/01/21)(a)	265	264,995
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(b)	95	92,047
QVC Inc., 4.85%, 04/01/24	120	130,164
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/01/21)	105	106,767
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	60	65,675
		944,932
Software — 3.2%
Blackboard Inc., 10.38%, 11/15/24 (Call 03/01/21)(a)(b)	50	52,303
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 02/16/21)(a)(b)	70	71,191
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	130	145,053
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,768
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	390	400,678
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 02/08/21)(a)	175	175,367
		860,360

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications — 7.8%
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	$125	$129,978
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)	240	246,672
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	185	196,666
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 02/12/21)	130	130,113
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	230	259,120
Sprint Corp., 7.13%, 06/15/24	510	594,553
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	300	326,217
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 02/08/21)	195	197,092
		2,080,411
Transportation — 0.8%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	200	211,512

Trucking & Leasing — 0.2%
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 03/01/21)(b)	50	48,725

Total Corporate Bonds & Notes — 96.9% (Cost: $25,459,364)		25,994,290

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	1,788	1,788,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	340	340,000
		2,128,628

Total Short-Term Investments — 8.0% (Cost: $2,128,019)		2,128,628
Total Investments in Securities — 104.9% (Cost: $27,587,383)		28,122,918
Other Assets, Less Liabilities — (4.9)%		(1,303,030)

Net Assets — 100.0%		$26,819,888

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$939,588	$849,177	(a)	$—	$(140)	$3	$1,788,628	1,788	$1,741	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	340,000	0	(a)	—	—	—	340,000	340	40		—
					$(140)	$3	$2,128,628		$1,781		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$25,960,340	$33,950	$25,994,290
Money Market Funds	2,128,628	—	—	2,128,628
	$2,128,628	$25,960,340	$33,950	$28,122,918

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind